                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [_]; Amendment Number: ____

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Honeywell International Inc.
Address: P.O. Box 1219
         101 Columbia Road
         Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:


/s/ Harsh Bansal Morris Township, New Jersey October 26, 2005
----------------
Harsh Bansal

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
NONE

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total:    $544,860
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1.    28-7176                Allied Capital Management LLC

                                   13F REPORT
                               September 30, 2005
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7          COLUMN 8
                            TITLE OF    CUSIP      VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS     NUMBER   (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------------------  --------  ---------  --------  ----------  ---  ----  ----------  --------  ---------  ------  ----
INGERSOLL RAND CO              CLA    G4776G101     8449      221,000   SH   N/A    DEFINED    DEFINED    221,000
ALTRIA GROUP INC               COM    02209S103    10393      141,000   SH   N/A    DEFINED    DEFINED    141,000
AMBAC FINL GROUP INC           COM    023139108    10549      146,400   SH   N/A    DEFINED    DEFINED    146,400
AMERICAN INTL GROUP            COM    026874107     7664      123,690   SH   N/A    DEFINED    DEFINED    123,690
ANDREW CORP                    COM    034425108     6789      608,900   SH   N/A    DEFINED    DEFINED    608,900
AVON PRODUCTS                  COM    054303102     7020      260,000   SH   N/A    DEFINED    DEFINED    260,000
BARD C R INC                   COM    067383109     7092      107,400   SH   N/A    DEFINED    DEFINED    107,400
BLOCK H & R INC                COM    093671105     7525      313,800   SH   N/A    DEFINED    DEFINED    313,800
CITIGROUP INC                  COM    172967101    16159      355,000   SH   N/A    DEFINED    DEFINED    355,000
CONOCOPHILLIPS                 COM    20825C104    12895      184,448   SH   N/A    DEFINED    DEFINED    184,448
DOLLAR GEN CORP                COM    256669102    10231      557,800   SH   N/A    DEFINED    DEFINED    557,800
EXCELON CORP                   COM    30161N101     6782      126,900   SH   N/A    DEFINED    DEFINED    126,900
HEWLETT PACKARD CO             COM    428236103    13344      457,000   SH   N/A    DEFINED    DEFINED    457,000
HOME DEPOT INC                 COM    437076102    10221      268,000   SH   N/A    DEFINED    DEFINED    268,000
INCO LTD                       COM    453258402     9731      205,500   SH   N/A    DEFINED    DEFINED    205,500
INTERNATIONAL GAMING TECH      COM    459902102     6010      222,600   SH   N/A    DEFINED    DEFINED    222,600
JOHNSON & JOHNSON              COM    478160104    14826      234,300   SH   N/A    DEFINED    DEFINED    234,300
JOHNSON CTLS INC               COM    478366107    11448      184,500   SH   N/A    DEFINED    DEFINED    184,500
JONES APPAREL GROUP INC        COM    480074103     5988      210,100   SH   N/A    DEFINED    DEFINED    210,100
KING PHARMACEUTICALS INC       COM    495582108     8227      534,900   SH   N/A    DEFINED    DEFINED    534,900
LABORATORY CORP AMER           COM    50540R409     6785      139,300   SH   N/A    DEFINED    DEFINED    139,300
LIMITED BRANDS INC             COM    532716107     8473      414,700   SH   N/A    DEFINED    DEFINED    414,700
MASCO CORP                     COM    574599106     8462      275,800   SH   N/A    DEFINED    DEFINED    275,800
MATTEL INC                     COM    577081102    10827      649,100   SH   N/A    DEFINED    DEFINED    649,100
MBNA CORP                      COM    55262L100    10199      413,900   SH   N/A    DEFINED    DEFINED    413,900
METLIFE INC                    COM    59156R108     9532      191,300   SH   N/A    DEFINED    DEFINED    191,300
MICROSOFT CORP                 COM    594918104    25310      983,680   SH   N/A    DEFINED    DEFINED    983,680
MOHAWK INDS INC                COM    608190104     6773       84,400   SH   N/A    DEFINED    DEFINED     84,400
MYLAN LABS INC                 COM    628530107     4819      250,200   SH   N/A    DEFINED    DEFINED    250,200
NOKIA CORP                     ADR    654902204     7579      448,200   SH   N/A    DEFINED    DEFINED    448,200
NORTHROP GRUMMAN CORP          COM    666807102    10707      197,000   SH   N/A    DEFINED    DEFINED    197,000
OCCIDENTAL PETE CORP           COM    674599105     8116       95,000   SH   N/A    DEFINED    DEFINED     95,000
OMNICOM GROUP                  COM    681919106     9032      108,000   SH   N/A    DEFINED    DEFINED    108,000
PATTERSON UTILITIES INC        COM    703481101     9432      261,400   SH   N/A    DEFINED    DEFINED    261,400
PEPSICO INC                    COM    713448108    13922      245,500   SH   N/A    DEFINED    DEFINED    245,500
PFIZER INC                     COM    717081103    13709      549,000   SH   N/A    DEFINED    DEFINED    549,000
PIONEER NATURAL RES CO         COM    723787107     7815      142,300   SH   N/A    DEFINED    DEFINED    142,300
POPULAR INC                    COM    733174106     7195      297,100   SH   N/A    DEFINED    DEFINED    297,100
REEBOK INTL LTD                COM    758110100    12128      214,400   SH   N/A    DEFINED    DEFINED    214,400
SBC COMMUNICATIONS INC         COM    78387G103    13663      570,000   SH   N/A    DEFINED    DEFINED    570,000
SEALED AIR CORP                COM    81211K100     8880      187,100   SH   N/A    DEFINED    DEFINED    187,100

                                   13F REPORT
                               September 30, 2005
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7          COLUMN 8
                            TITLE OF    CUSIP      VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS     NUMBER   (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------------------  --------  ---------  --------  ----------  ---  ----  ----------  --------  ---------  ------  ----
SHERWIN WILLIAMS CO            COM    824348106     7285      165,300   SH   N/A    DEFINED    DEFINED    165,300
SIGMA ALDRICH                  COM    826552101     9442      147,400   SH   N/A    DEFINED    DEFINED    147,400
SOUTHERN CO                    COM    842587107    13192      368,900   SH   N/A    DEFINED    DEFINED    368,900
ST PAUL COS INC                COM    792860108     9395      209,400   SH   N/A    DEFINED    DEFINED    209,400
TAIWAN SEMICONDUCTOR           ADR    874039100     9062    1,102,391   SH   N/A    DEFINED    DEFINED  1,102,391
TEVA PHARMACEUTICAL INDS       ADR    881624209     8007      239,600   SH   N/A    DEFINED    DEFINED    239,600
TIDEWATER INC                  COM    886423102    12410      255,000   SH   N/A    DEFINED    DEFINED    255,000
US BANCORP DEL COM NEW         COM    902973304     9379      334,000   SH   N/A    DEFINED    DEFINED    334,000
UNION PAC CORP                 COM    907818108     8891      124,000   SH   N/A    DEFINED    DEFINED    124,000
VALERO ENERGY CORP             COM    91913Y100     7439       65,800   SH   N/A    DEFINED    DEFINED     65,800
VODAFONE GROUP SPONSORED
ADR                            ADR    92857W100     9222      355,100   SH   N/A    DEFINED    DEFINED    355,100
WELLPOINT HEALTH NETWORKS      COM    94973H108     7218       95,200   SH   N/A    DEFINED    DEFINED     95,200
WEYERHAEUSER CO                COM    962166104    11908      173,200   SH   N/A    DEFINED    DEFINED    173,200
WYETH                          COM    983024100     9485      205,000   SH   N/A    DEFINED    DEFINED    205,000
YUM BRANDS INC                 COM    988498101     7824      161,600   SH   N/A    DEFINED    DEFINED    161,600
               GRAND TOTAL                        544860   16,182,509